GREENBERG TRAURIG, LLP
                                MetLife Building
                           200 Park Avenue, 14th Floor
                            New York, New York 10166

Spencer G. Feldman
212-801-9221
e-mail: feldmans@gtlaw.com

                                                                October 21, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Xethanol Corporation
    Registration Statement on Form SB-2
    for Registration of Common Stock

Ladies and Gentlemen:

      On behalf of Xethanol Corporation, a Delaware corporation (the "Company"), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the Company's Registration Statement on Form SB-2 (the "Registration Statement") for the registration of 19,765,603 shares of our common stock, par value $.001 per share, together with one complete copy of the exhibits listed in the Registration Statement as filed therewith.

      The Company has previously transmitted to Mellon Bank (account No. 9108739) a wire transfer in the amount of $10,918.59 in payment of the applicable registration fee.

      Should any member of the Commission's staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact Christopher d'Arnaud-Taylor, Chairman, President and Chief Executive Officer of the Company (tel: 646-723-4000), or me (tel: 212-801-9221).



                                        Very truly yours,

                                        SPENCER G. FELDMAN

Enclosures

cc:   Mr. Christopher d'Arnaud-Taylor